PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, equipment and software	$ 45,373	$ 39,058
Accumulated depreciation	(33,233)	(26,364)
Property, equipment and software, net	12,140	12,694
Depreciation expense	7,057	6,847	$ 6,091
Computers, software and peripheral equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software	32,379	27,322
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software	8,920	8,157
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software	$ 4,074	$ 3,579